Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
			Average Summary Compensation Table Total for non-PEO NEOs ($)(1)		Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)		Average Compensation Actually Paid to non-PEO NEOs ($)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)	Net Income ($ in millions)	Return on Assets (%)(4)
2023	1,373,368	1,330,694	630,571	852,623	127.72	112.03	36.1	1.27
2022	1,364,828	1,246,692	562,879	453,130	111.93	111.46	29.6	1.22
2021	1,876,843	2,345,458	1,362,986	1,921,658	109.29	126.43	37.4	1.71
2020	1,801,481	1,322,596	1,611,519	1,248,859	87.59	90.82	39.3	2.02

(1)
The PEO for 2023, 2022, 2021 and 2020 is Joseph C. Adams. The non-PEO NEOs for 2023 are Matthew D. Mullet, Donn C. Costa, Shana Allen, Kelli Nielsen and Dennis V. O’Leary. The non-PEO NEOs for 2022 are Matthew D. Mullet, Dennis V. O’Leary, Robert B. Fuller and Donn C. Costa. In 2021 and 2020, FS Bancorp was a smaller reporting company. The non-PEO NEOs for 2021 are Dennis V. O’Leary and Donn C. Costa. The non-PEO NEOs for 2020 are Matthew D. Mullet and Donn C. Costa.

(2)
The following amounts were deducted from/added to summary compensation table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid for the year ended December 31, 2023. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	PEO ($)	Average for non- PEO NEOs ($)
Summary compensation table total	1,373,368	630,571
Deduct grant date fair value of equity awards granted in fiscal year	(348,335)	(524,233)
Add fair value at fiscal year end of outstanding and unvested equity awards granted in fiscal year	464,581	696,329
Add change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(79,334)	197,347
Add change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(79,586)	(147,392)
Compensation actually paid	1,330,694	852,623

(3)
Total Shareholder Return (“TSR”) assumes $100 invested in FS Bancorp common stock and the S&P U.S. SmallCap Banks Index on December 31, 2019 with all dividends reinvested.

(4)
We determined that return on assets is the most important financial measure used to link compensation actually paid to our NEOs for the most recently completed fiscal year to company performance.

Company Selected Measure Name	Return on Assets
Named Executive Officers, Footnote
(1)
The PEO for 2023, 2022, 2021 and 2020 is Joseph C. Adams. The non-PEO NEOs for 2023 are Matthew D. Mullet, Donn C. Costa, Shana Allen, Kelli Nielsen and Dennis V. O’Leary. The non-PEO NEOs for 2022 are Matthew D. Mullet, Dennis V. O’Leary, Robert B. Fuller and Donn C. Costa. In 2021 and 2020, FS Bancorp was a smaller reporting company. The non-PEO NEOs for 2021 are Dennis V. O’Leary and Donn C. Costa. The non-PEO NEOs for 2020 are Matthew D. Mullet and Donn C. Costa.

Peer Group Issuers, Footnote	(3) Total Shareholder Return (“TSR”) assumes $100 invested in FS Bancorp common stock and the S&P U.S. SmallCap Banks Index on December 31, 2019 with all dividends reinvested.
PEO Total Compensation Amount	$ 1,373,368	$ 1,364,828	$ 1,876,843	$ 1,801,481
PEO Actually Paid Compensation Amount	$ 1,330,694	1,246,692	2,345,458	1,322,596
Adjustment To PEO Compensation, Footnote
(2)
The following amounts were deducted from/added to summary compensation table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid for the year ended December 31, 2023. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	PEO ($)	Average for non- PEO NEOs ($)
Summary compensation table total	1,373,368	630,571
Deduct grant date fair value of equity awards granted in fiscal year	(348,335)	(524,233)
Add fair value at fiscal year end of outstanding and unvested equity awards granted in fiscal year	464,581	696,329
Add change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(79,334)	197,347
Add change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(79,586)	(147,392)
Compensation actually paid	1,330,694	852,623

Non-PEO NEO Average Total Compensation Amount	$ 630,571	562,879	1,362,986	1,611,519
Non-PEO NEO Average Compensation Actually Paid Amount	$ 852,623	453,130	1,921,658	1,248,859
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following amounts were deducted from/added to summary compensation table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid for the year ended December 31, 2023. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	PEO ($)	Average for non- PEO NEOs ($)
Summary compensation table total	1,373,368	630,571
Deduct grant date fair value of equity awards granted in fiscal year	(348,335)	(524,233)
Add fair value at fiscal year end of outstanding and unvested equity awards granted in fiscal year	464,581	696,329
Add change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(79,334)	197,347
Add change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(79,586)	(147,392)
Compensation actually paid	1,330,694	852,623

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures.   As required by the SEC’s rules, the following is a list of the most important financial measures used to link “compensation actually paid” to our performance. The roles of each of these performance measures in our executive compensation programs is more thoroughly discussed in the Compensation Discussion and Analysis in this proxy statement, along with a description of how executive compensation relates to our performance and how the Compensation Committee makes its decisions.
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Net Income

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Net Interest Margin

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Efficiency Ratio

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Return on Assets

•
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 127.72	111.93	109.29	87.59
Peer Group Total Shareholder Return Amount	112.03	111.46	126.43	90.82
Net Income (Loss)	$ 36,100,000	$ 29,600,000	$ 37,400,000	$ 39,300,000
Company Selected Measure Amount	1.27	1.22	1.71	2.02
PEO Name	Joseph C. Adams
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Net Interest Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Assets
Non-GAAP Measure Description	(4) We determined that return on assets is the most important financial measure used to link compensation actually paid to our NEOs for the most recently completed fiscal year to company performance.
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (348,335)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	464,581
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,334)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,586)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(524,233)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	696,329
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	197,347
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (147,392)